Segment, Product and Geographic Information (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue	$ 685,167	$ 802,917	$ 691,789
Taiwan [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue	176,951	199,985	254,763
China [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue	421,208	507,470	372,538
Other Asia Pacific (Philippines, Korea and Japan) [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue	67,779	54,159	53,053
Europe And America [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue	$ 19,229	$ 41,303	$ 11,435